Note 15 - Business Segment Information (Details Textual) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019
Corporate, Non-Segment [Member]
Increase (Decrease) in Total Assets	$ 0.8
Waste Management Services [Member]
Increase (Decrease) in Total Assets	0.3
Golf and Related Operations [Member]
Increase (Decrease) in Total Assets	$ 2.5
Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Number of Major Customers	0	0
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Waste Management Services [Member]
Number of Major Customers	1	1
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Golf and Related Operations [Member]
Number of Major Customers	1	1